Drilling units	12 Months Ended
Dec. 31, 2012
Drilling units [Abstract]
Drilling units
Note 18 – Drilling units
(In US$ millions)	December 31, 2012	December 31, 2011
Cost	15,177	12,898
Accumulated depreciation	(2,283)	(1,675)
Net book value	12,894	11,223

Depreciation and amortization expense was $608 million, $547 million and $448 million for the years ended December 31, 2012, 2011 and 2010, respectively.